Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Note [Line Items]
Disclosure Of Operating Segments Explanatory
	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017
Net interest income	2,088	1,561	1,916	(32)	1,194	(348)	126	23	6,528
Non-interest income	5,285	6,676	1,772	2,058	6,891	75	(137)	48	22,667
Allocations from CC Group ALM	256	115	181	18	(344)	120	(264)	(83)	0
Income[1]	7,629	8,353	3,869	2,044	7,740	(153)	(276)	(11)	29,195
Credit loss (expense) / recovery	(4)	(4)	(19)	0	(90)	0	0	(11)	(128)
Total operating income	7,625	8,349	3,850	2,044	7,651	(153)	(276)	(22)	29,067
Personnel expenses	2,354	5,173	836	716	2,949	3,785	34	43	15,889
General and administrative expenses	594	644	290	231	662	4,247	26	114	6,808
Services (to) / from CC and other BDs	2,372	1,282	1,133	514	2,769	(8,281)	(13)	224	0
of which: services from CC Services	2,294	1,262	1,227	551	2,676	(8,345)	142	194	0
Depreciation and impairment of property, equipment and software	3	2	13	1	10	1,004	0	0	1,033
Amortization and impairment of intangible assets[2]	7	41	0	3	12	7	0	0	70
Total operating expenses[3]	5,330	7,141	2,272	1,466	6,402	762	47	381	23,800
Operating profit / (loss) before tax	2,295	1,208	1,578	578	1,249	(914)	(322)	(403)	5,268
Tax expense / (benefit)									4,139
Net profit / (loss)									1,128
Additional Information
Total assets	123,003	67,071	135,556	14,269	262,931	20,875	245,737	46,200	915,642
Additions to non-current assets	89	27	15	1	3	1,573	0	0	1,707
1 Impairments of financial assets available for sale for the year ended 31 December 2017 totaled CHF 15 million, of which CHF 13 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016
Net interest income	1,932	1,347	1,892	(33)	1,006	(322)	589	3	6,413
Non-interest income	4,975	6,320	1,768	1,957	6,953	183	(295)	84	21,944
Allocations from CC Group ALM	389	118	332	7	(260)	36	(512)	(110)	0
Income[1]	7,296	7,785	3,990	1,931	7,699	(102)	(219)	(23)	28,357
Credit loss (expense) / recovery	(5)	(3)	(6)	0	(11)	0	0	(13)	(37)
Total operating income	7,291	7,782	3,984	1,931	7,688	(102)	(219)	(36)	28,320
Personnel expenses	2,349	4,819	845	727	3,082	3,801	31	66	15,720
General and administrative expenses	640	570	285	241	805	4,145	17	732	7,434
Services (to) / from CC and other BDs	2,348	1,235	1,080	506	2,765	(8,164)	(49)	280	0
of which: services from CC Services	2,256	1,221	1,186	530	2,675	(8,204)	110	225	0
Depreciation and impairment of property, equipment and software	2	2	15	1	21	944	0	0	985
Amortization and impairment of intangible assets[2]	4	50	0	4	12	21	0	0	91
Total operating expenses[3]	5,343	6,675	2,224	1,479	6,684	747	(1)	1,078	24,230
Operating profit / (loss) before tax	1,948	1,107	1,760	452	1,004	(849)	(218)	(1,114)	4,090
Tax expense / (benefit)									805
Net profit / (loss)									3,286
Additional Information
Total assets	115,539	65,882	139,912	12,028	242,302	23,669	267,200	68,485	935,016
Additions to non-current assets	26	4	23	1	3	1,759	0	0	1,816
1 Impairments of financial assets available for sale for the year ended 31 December 2016 totaled CHF 5 million, of which CHF 3 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2015
Net interest income	1,825	1,067	1,890	(34)	1,573	(340)	730	21	6,732
Non-interest income	5,859	6,213	1,603	2,077	7,526	435	378	(101)	23,990
Allocations from CC Group ALM	471	104	421	15	(211)	145	(832)	(114)	0
Income[1]	8,155	7,384	3,913	2,057	8,889	241	277	(195)	30,722
Credit loss (expense) / recovery	0	(4)	(37)	0	(68)	0	0	(8)	(117)
Total operating income	8,155	7,381	3,877	2,057	8,821	241	277	(203)	30,605
Personnel expenses	2,532	4,579	873	729	3,220	3,903	30	116	15,981
General and administrative expenses	637	822	264	232	841	4,483	22	806	8,107
Services (to) / from CC and other BDs	2,289	1,209	1,077	502	2,817	(8,215)	(57)	379	0
of which: services from CC Services	2,209	1,193	1,180	523	2,731	(8,245)	96	313	0
Depreciation and impairment of property, equipment and software	5	3	17	2	26	868	0	0	920
Amortization and impairment of intangible assets[2]	3	51	0	8	24	21	0	0	107
Total operating expenses[3]	5,465	6,663	2,231	1,474	6,929	1,059	(5)	1,301	25,116
Operating profit / (loss) before tax	2,689	718	1,646	584	1,892	(818)	282	(1,503)	5,489
Tax expense / (benefit)									(898)
Net profit / (loss)									6,386
Additional Information
Total assets	119,850	60,993	141,164	12,874	253,486	22,566	237,517	94,369	942,819
Additions to non-current assets	6	4	14	1	18	1,851	0	1	1,895
1 Impairments of financial assets available for sale for the year ended 31 December 2015 totaled CHF 1 million, all in Wealth Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

UBS AG
Segment Reporting Note [Line Items]
Disclosure Of Operating Segments Explanatory
	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2017
Net interest income	2,088	1,562	1,916	(32)	1,194	(354)	83	23	6,480
Non-interest income	5,286	6,676	1,772	2,058	6,891	464	(68)	48	23,127
Allocations from CC Group ALM	256	115	181	18	(344)	120	(264)	(83)	0
Income[1]	7,629	8,353	3,869	2,044	7,741	231	(249)	(11)	29,606
Credit loss (expense) / recovery	(4)	(4)	(19)	0	(90)	0	0	(11)	(128)
Total operating income	7,626	8,349	3,850	2,044	7,651	231	(249)	(22)	29,479
Personnel expenses	2,355	5,177	833	716	2,950	2,565	34	43	14,673
General and administrative expenses	605	677	294	234	715	6,147	26	113	8,811
Services (to) / from CC and other BDs	2,372	1,281	1,131	512	2,767	(8,274)	(13)	224	0
of which: services from CC Services	2,294	1,262	1,224	549	2,674	(8,338)	142	194	0
Depreciation and impairment of property, equipment and software	3	2	13	1	10	899	0	0	928
Amortization and impairment of intangible assets[2]	7	41	0	3	12	7	0	0	70
Total operating expenses[3]	5,342	7,178	2,271	1,466	6,453	1,344	47	380	24,481
Operating profit / (loss) before tax	2,284	1,171	1,579	578	1,198	(1,113)	(296)	(403)	4,998
Tax expense / (benefit)									4,077
Net profit / (loss)									921
Additional Information
Total assets	123,003	67,071	135,587	14,270	263,046	19,447	247,739	46,200	916,363
Additions to non-current assets	89	27	15	1	3	1,478	0	0	1,612
1 Impairments of financial assets available for sale for the year ended 31 December 2017 totaled CHF 15 million, of which CHF 13 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2016
Net interest income	1,932	1,347	1,892	(33)	1,006	(322)	559	3	6,383
Non-interest income	4,975	6,320	1,768	1,957	6,951	250	(229)	84	22,075
Allocations from CC Group ALM	389	118	332	7	(260)	36	(512)	(110)	0
Income[1]	7,296	7,785	3,990	1,931	7,697	(36)	(183)	(23)	28,458
Credit loss (expense) / recovery	(5)	(3)	(6)	0	(11)	0	0	(13)	(37)
Total operating income	7,291	7,782	3,984	1,931	7,686	(36)	(183)	(36)	28,421
Personnel expenses	2,348	4,819	843	727	3,081	3,674	31	66	15,591
General and administrative expenses	653	597	286	242	852	4,312	17	731	7,690
Services (to) / from CC and other BDs	2,348	1,235	1,079	505	2,757	(8,156)	(49)	280	0
of which: services from CC Services	2,256	1,221	1,186	530	2,667	(8,196)	110	225	0
Depreciation and impairment of property, equipment and software	2	2	15	1	21	938	0	0	980
Amortization and impairment of intangible assets[2]	4	50	0	4	12	21	0	0	91
Total operating expenses[3]	5,355	6,702	2,224	1,480	6,724	790	(1)	1,077	24,352
Operating profit / (loss) before tax	1,936	1,081	1,761	451	962	(826)	(182)	(1,113)	4,069
Tax expense / (benefit)									781
Net profit / (loss)									3,288
Additional Information
Total assets	115,539	65,882	139,945	12,026	242,388	23,813	267,275	68,485	935,353
Additions to non-current assets	26	4	23	1	3	1,741	0	0	1,798
1 Impairments of financial assets available for sale for the year ended 31 December 2016 totaled CHF 5 million, of which CHF 3 million was recorded in Asset Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.

	WealthManagement	WealthManagementAmericas	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million						Services	Group ALM	Non-core and Legacy Portfolio

For the year ended 31 December 2015
Net interest income	1,825	1,067	1,890	(34)	1,573	(337)	724	21	6,729
Non-interest income	5,859	6,213	1,603	2,077	7,525	434	383	(101)	23,993
Allocations from CC Group ALM	471	104	421	15	(211)	145	(832)	(114)	0
Income[1]	8,155	7,384	3,913	2,057	8,889	243	275	(195)	30,721
Credit loss (expense) / recovery	0	(4)	(37)	0	(68)	0	0	(8)	(117)
Total operating income	8,155	7,381	3,876	2,057	8,821	243	275	(203)	30,605
Personnel expenses	2,532	4,579	873	729	3,220	3,875	30	116	15,954
General and administrative expenses	650	848	264	233	882	4,517	21	804	8,219
Services (to) / from CC and other BDs	2,289	1,209	1,077	502	2,816	(8,214)	(57)	379	0
of which: services from CC Services	2,209	1,193	1,180	523	2,730	(8,243)	96	313	0
Depreciation and impairment of property, equipment and software	5	3	17	2	26	866	0	0	918
Amortization and impairment of intangible assets[2]	3	51	0	8	24	21	0	0	107
Total operating expenses[3]	5,478	6,689	2,231	1,475	6,969	1,065	(6)	1,298	25,198
Operating profit / (loss) before tax	2,676	692	1,646	583	1,852	(822)	281	(1,501)	5,407
Tax expense / (benefit)									(908)
Net profit / (loss)									6,314
Additional Information
Total assets	119,850	60,993	141,174	12,874	253,571	22,866	237,560	94,369	943,256
Additions to non-current assets	6	4	14	1	18	1,844	0	1	1,888
1 Impairments of financial assets available for sale for the year ended 31 December 2015 totaled CHF 1 million, all in Wealth Management. 2 Refer to Note 15 for more information. 3 Refer to Note 30 for information on restructuring expenses.